Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Minimum percentage contribution of eligible compensation	1.00%
Maximum percentage contribution of eligible compensation	85.00%
Annual increase in deferral rate	1.00%
Company contributions	$ 33,048,423	$ 29,067,673
Company contributions receivable	1,014,320	1,698,226
Forfeitures used to pay administrative expenses	171,370
Forfeitures used to reduce Company contributions and to pay administrative expenses		188,726
Forfeitures available for use	383,034	181,120
Involuntary cash-out limit	1,000
Minimum participant loan amount	$ 1,000
Maximum participant loan amount as a percentage of total vested balance	50.00%
Maximum participant loan amount	$ 50,000
Minimum repayment term for general participant loans	1 year
Maximum repayment term for general participant loans	5 years
Maximum term for participant loans for a primary residence	15 years
EBP, Bargaining Unit Contribution, Initial Match
EBP, Description of Plan [Line Items]
Company matching contribution percentage	100.00%
Participant compensation matched percentage	3.00%
EBP, Bargaining Unit Contribution, Additional Match
EBP, Description of Plan [Line Items]
Company matching contribution percentage	50.00%
Participant compensation matched percentage	3.00%
EBP, Non-Bargaining Unit Employee Contribution
EBP, Description of Plan [Line Items]
Company matching contribution percentage	100.00%
Participant compensation matched percentage	6.00%
EBP, Matching True-Up Contribution
EBP, Description of Plan [Line Items]
Company contributions	$ 1,014,320	932,501
Company contributions receivable	$ 1,014,320	$ 932,501
Minimum
EBP, Description of Plan [Line Items]
Deferral rate	3.00%
Vesting service period for employer contributions	3 years
Interest rate on participant loans	3.25%
Maximum
EBP, Description of Plan [Line Items]
Deferral rate	6.00%
Vesting service period for employer contributions	5 years
Interest rate on participant loans	9.50%